LEASE - Schedule of non-cancellable operating lease payment (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2025	¥ 1,476	$ 202
2026	¥ 931	$ 128